Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 262	$ 1,610
Short-term investments	839	0
Other current assets	17	67
Total current assets	1,118	1,677
Property and equipment, net	91	94
Operating lease right-of-use assets	138	151
Acquisition related intangible assets	618	617
Goodwill	0	1,114
Other assets	36	37
Total assets	2,001	3,690
Current liabilities:
Operating lease liabilities, current	13	12
Other current liabilities	70	79
Total current liabilities	83	91
Operating lease liabilities, long-term	123	135
Derivative liabilities	4	118
Other liabilities	7	4
Total liabilities	217	348
Commitments and contingencies
Stockholders’ equity:
Common stock - $0.00001 par value, 51,000 shares authorized, 1,166 and 1,123 shares issued and outstanding, respectively	0	0
Additional paid-in capital	4,600	4,433
Accumulated other comprehensive loss	(2)	0
Accumulated deficit	(2,814)	(1,091)
Total stockholders’ equity	1,784	3,342
Total liabilities and stockholders’ equity	$ 2,001	$ 3,690